NOTE 9. Summary of property, equipment and leasehold improvements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Leasehold improvements	$ 1,512	$ 1,246
Furniture and fixtures	6,189	3,704
Company automobiles	1,730	1,446
Total	9,431	6,396
Less: accumulated depreciation and amortization	(4,446)	(3,040)
Property, equipment and leasehold improvements, net	$ 4,985	$ 3,356